Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
INTEGRITY GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTEGRITY GROWTH & INCOME FUND—FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital with
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	dividend income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.88%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class I shares are estimated based on actual expenses for the Fund during the most recent fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund’s financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Class I shares of the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Class I shares of the Fund for the time periods indicated and then redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund is managed using a blended growth and income investment strategy. The Fund seeks to invest primarily in domestic common stocks, balancing its investments between growth and dividend-paying stocks, depending on where value is in the stock market. The Fund may also invest in stocks that are currently not paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size. The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”) makes its investment decisions utilizing a top-down approach which focuses on sector weightings given the Investment Adviser’s broader economic and market outlook. Individual companies are then selected by considering a number of factors that may include, but are not limited to, revenue growth, earnings growth rate, dividend yield, cash flow growth rate, price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples, strength of balance sheet, and price momentum. Subject to its attention to ethical investment criteria described below, the Fund is not constrained by investments in any particular segment of the stock market.

The Investment Adviser tries to emphasize companies that it believes both offer attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s ethical investment criteria. The Fund seeks to invest in companies that the Investment Adviser believes exhibit positive accomplishments with respect to one or more of the ethical factors.

Ethical factors considered may include:
  fairness of employment policies and labor relations;
  involvement in the community;
  efforts and strategies to minimize the negative impact of business activities and products on the environment and to embrace alternatives to reduce polluting and unnecessary animal suffering; and
  management and board governance.
In addition, the Investment Adviser attempts to avoid investing in companies that it believes derive revenue from gambling or pornography, or from the production of alcohol or tobacco.

		The Fund’s portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund’s portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors’ future expectations of company earnings.

Growth Stocks Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund’s portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.

Risks of Development Stage and Small Cap Stocks: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies’ stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio’s performance also will lag these investments.

Market Valuation Risk: Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Ethical Investment Risk: The Fund’s ethical investment criteria could cause it to underperform similar funds that do not have such criteria. Among the reasons for this are: ethically aware companies could fall out of favor with investors or fail to perform as well as companies that do not fit the Fund’s ethical investment criteria; stocks that do not meet the ethical investment criteria could outperform those that do; and the ethical investment criteria could cause the Fund to sell or avoid stocks that subsequently perform well.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

		Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund, as represented by the Fund’s Class A shares (which are not offered through this prospectus). Class I shares are new and do not have any performance history. The annual returns in the bar chart and in the highest/lowest quarterly returns that follow are based on the Fund’s Class A shares. The historical performance presented in the Average Annual Total Returns table below is also based on the Fund’s Class A shares.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual returns (as represented by the Fund’s Class A shares) for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Class I shares of the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from February 1, 2007 to July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc. (“Integrity Money Management”). The results from April 25, 2005 to January 31, 2007 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory, Inc., the Fund’s sub-adviser. The results prior to April 25, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques.

		The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual returns (as represented by the Fund’s Class A shares) for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I shares are new and do not have any performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Class I shares of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, if any, that were in effect for the periods shown, which would reduce returns for such periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 14.15% (quarter ended March 31, 2012) and the lowest return for a quarter was -18.52% (quarter ended September 30, 2011).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class A shares are not offered in this prospectus. Returns for Class I shares would be substantially similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Class I shares have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Class A Shares (for the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The total returns below have been restated to reflect sales charges which became effective as of May 1, 2011.
INTEGRITY GROWTH & INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	798
10 Years	rr_ExpenseExampleYear10	$ 1,955
INTEGRITY GROWTH & INCOME FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	15.04%	[4]
2007	rr_AnnualReturn2007	7.97%	[4]
2008	rr_AnnualReturn2008	(27.06%)	[4]
2009	rr_AnnualReturn2009	13.54%	[4]
2010	rr_AnnualReturn2010	17.19%	[4]
2011	rr_AnnualReturn2011	2.03%	[4]
2012	rr_AnnualReturn2012	13.65%	[4]
2013	rr_AnnualReturn2013	27.76%	[4]
2014	rr_AnnualReturn2014	6.01%	[4]
2015	rr_AnnualReturn2015	(2.10%)	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.52%)
1 Year	rr_AverageAnnualReturnYear01	(7.01%)	[4]
5 Years	rr_AverageAnnualReturnYear05	7.87%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.82%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995	[4]
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.45%)	[4]
5 Years	rr_AverageAnnualReturnYear05	6.54%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995	[4]
INTEGRITY GROWTH & INCOME FUND | Return After Taxes On Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.31%)	[4]
5 Years	rr_AverageAnnualReturnYear05	6.02%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.59%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995	[4]
INTEGRITY GROWTH & INCOME FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995	[4]

[1]	Other Expenses for Class I shares are estimated based on actual expenses for the Fund during the most recent fiscal year.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund’s financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2018 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.00% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2018 with the approval of the Fund’s Board of Trustees.
[4]	Class A shares are not offered in this prospectus. Returns for Class I shares would be substantially similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Class I shares have different expenses.